CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current Assets
Checking	$ 4,336,565	$ 36,261,104
TOTAL CURRENT ASSETS	53,822,998	84,347,634
TOTAL ASSETS	78,505,240	99,902,252
Current liabilities
TOTAL CURRENT LIABILITIES	118,601,042	90,616,067
TOTAL LIABILITIES	202,815,210	145,955,087
Class A common stock subject to possible redemption, 31,625,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively	54,936,716	51,608,900
Stockholders' Equity (Deficit)
Retained Loss from Controlling Interests	(203,942,517)	(126,242,225)
TOTAL LIABILITIES and MEMBERS' DEFICIT	78,505,240	99,902,252
Foresight Acquisition Corp [Member]
Current Assets
Checking	97,290	179,512
Prepaid expenses	255,960	0
TOTAL CURRENT ASSETS	353,250	179,512
Deferred Offering Costs	0	215,448
Cash and securities held in Trust Account	316,264,504	0
TOTAL ASSETS	316,617,754	394,960
Current liabilities
Accrued expenses	374,902	2,286
Accrued offering costs	15,450	94,960
Promissory note - related party	0	275,000
TOTAL CURRENT LIABILITIES	390,352	372,246
Warrant liabilities	10,216,242	0
TOTAL LIABILITIES	10,606,594	372,246
Commitments (Note 7)
Class A common stock subject to possible redemption, 31,625,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively	316,250,000	0
Stockholders' Equity (Deficit)
Preferred stock, $0.0001 par value; 1,000,000 shares authorized, none issued and outstanding
Additional paid-in capital	0	24,209
Retained Loss from Controlling Interests	(10,239,714)	(2,286)
Total Stockholders' Equity (Deficit)	(10,238,840)	22,714
TOTAL LIABILITIES and MEMBERS' DEFICIT	316,617,754	394,960
Common Class A | Foresight Acquisition Corp [Member]
Current liabilities
Class A common stock subject to possible redemption, 31,625,000 and no shares at redemption value as of September 30, 2021 and December 31, 2020, respectively	316,250,000
Stockholders' Equity (Deficit)
Common stock		0
Class A Common Stock Not Subject to Redemption | Foresight Acquisition Corp [Member]
Stockholders' Equity (Deficit)
Common stock	83	0
Common Class B | Foresight Acquisition Corp [Member]
Stockholders' Equity (Deficit)
Common stock	$ 791	$ 791	[1]

[1]	Included an aggregate of up to 1,031,250 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5).